CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure Of Detailed Information About Management Capital Explanatory
Capital, as defined above, is summarized in the following table:

	December 31, 2022	December 31, 2021
Equity	$ 455,417	$ 461,348
Convertible debentures (Note 9)	80,021	72,011
	535,438	533,359
Less: Cash	(134,447)	(201,804)
	$ 400,991	$ 331,555